Non-controlling interest	12 Months Ended
Dec. 31, 2025
Non-controlling interest
Non-controlling interest

28Non-controlling interest

Blanket Mine’s (incorporated in Zimbabwe) NCI share is recognised at an effective share and voting rights of 13.2% (2024: 13.2%) based on summarised results as follows:

	2025	2024	2023
Current assets	61,040	40,915	33,126
Non-current assets	212,158	197,701	188,134
Current liabilities	(1,400)	(4,320)	(10,277)
Non-current liabilities	(98,816)	(55,123)	(50,893)
Net assets of Blanket Mine (100%)	172,982	179,173	160,090

Carrying amount of NCI of 13.2% (2024: 13.2%)	24,549	20,587	18,456

Revenue	262,230	179,369	146,314
Profit after tax	93,118	39,053	22,899
Total comprehensive income of Blanket Mine (100%)	93,118	39,053	22,899

Profit allocated to NCI of 13.2% (2024: 13.2%)	12,292	5,155	3,022
Dividend allocated to NCI of 13.2% (2024: 13.2%)	(9,072)	(3,024)	(1,512)

Net cash inflow from operating activities	69,358	42,592	28,087
Net cash outflow from investing activities	(30,524)	(27,916)	(28,146)
Net cash outflow from financing activities	(43,506)	(11,174)	(5,017)
Net cash (outflow) inflow	(4,672)	3,502	(5,076)